Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Segment Information	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operating and formation costs	$625,842	$1,499,150
Interest earned on investments held in Trust Account	$359,243	$2,781,123